Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - 6 months ended Jun. 30, 2024	MYR (RM)	USD ($)
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Investment amount of shares	RM 499,441	$ 519,257